Supplementary Information (Tables)	9 Months Ended
Sep. 30, 2021
Supplemental Information [Abstract]
Schedule Of Supplemental Balance Sheet

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Assets
Current assets:
Cash and cash equivalents	$476,851	$393	$—	$—	$477,244
Accounts receivable and accrued revenue, net	133,695	—	—	—	133,695
Other current assets	401,827	—	323	—	402,150

Total current assets	1,012,373	393	323	—	1,013,089
Investments in and advances to/(from) consolidated subsidiaries	(15,745)	(2,229,976)	(2,244,819)	4,490,540	—
Property and equipment, net	5,707,310	—	—	—	5,707,310
Lease right-of-use assets, net	13,412,306	—	—	—	13,412,306
Restricted cash	11,275	—	—	—	11,275
Equity method and other investments	197,942	—	—	—	197,942
Goodwill	676,932	—	—	—	676,932
Intangible assets, net	58,257	—	—	—	58,257
Other assets	879,996	—	(1,230)	—	878,766

Total assets	$21,940,646	$(2,229,583)	$(2,245,726)	$4,490,540	$21,955,877

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$588,178	$14,604	$(5)	$—	$602,777
Members’ service retainers	385,946	—	—	—	385,946
Deferred revenue	134,691	—	—	—	134,691
Current lease obligations	853,011	—	—	—	853,011
Other current liabilities	434,207	2,839	—	—	437,046

Total current liabilities	2,396,033	17,443	(5)	—	2,413,471
Long-term lease obligations	18,401,347	—	—	—	18,401,347
Unsecured related party debt	2,200,000	—	—	—	2,200,000
Convertible related party liabilities, net	—	50,482	—	—	50,482
Long-term debt, net	659,379	—	—	—	659,379
Other liabilities	246,278	—	—	—	246,278

Total liabilities	23,903,037	67,925	(5)	—	23,970,957
Convertible preferred stock	—	8,379,182	—	—	8,379,182
Redeemable noncontrolling interests	276,162	—	—	—	276,162
Equity
Total Legacy WeWork shareholders’ equity (deficit)	(2,244,819)	(10,676,690)	(2,245,721)	4,490,540	(10,676,690)
Noncontrolling interests	6,266	—	—	—	6,266

Total equity (deficit)	(2,238,553)	(10,676,690)	(2,245,721)	4,490,540	(10,670,424)

Total liabilities and equity	$21,940,646	$(2,229,583)	$(2,245,726)	$4,490,540	$21,955,877

CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2020

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Assets
Current assets:
Cash and cash equivalents	$800,531	$4	$—	$—	$800,535
Accounts receivable and accrued revenue, net	176,521	—	—	—	176,521
Other current assets	349,672	—	2,500	—	352,172

Total current assets	1,326,724	4	2,500	—	1,329,228
Investments in and advances to/(from) consolidated subsidiaries	(28,632)	436,385	405,255	(813,008)	—
Property and equipment, net	6,859,163	—	—	—	6,859,163
Lease right-of-use assets, net	15,107,880	—	—	—	15,107,880
Restricted cash	53,618	—	—	—	53,618
Equity method and other investments	214,940	—	—	—	214,940
Goodwill	679,351	—	—	—	679,351
Intangible assets, net	49,896	—	—	—	49,896
Other assets	1,062,258	—	—	—	1,062,258

Total assets	$25,325,198	$436,389	$407,755	$(813,008)	$25,356,334

Liabilities
Current liabilities:
Accounts payable and accrued expenses	$698,241	$25,168	$2	$—	$723,411
Members’ service retainers	358,566	—	—	—	358,566
Deferred revenue	176,004	—	—	—	176,004
Current lease obligations	847,531	—	—	—	847,531
Other current liabilities	83,755	—	—	—	83,755

Total current liabilities	2,164,097	25,168	2	—	2,189,267
Long-term lease obligations	20,263,606	—	—	—	20,263,606
Unsecured related party debt	1,200,000	—	—	—	1,200,000
Convertible related party liabilities, net	—	418,908	—	—	418,908
Long-term debt, net	688,356	—	—	—	688,356
Other liabilities	221,780	—	—	—	221,780

Total liabilities	24,537,839	444,076	2	—	24,981,917
Convertible preferred stock	—	7,666,098	—	—	7,666,098
Redeemable noncontrolling interests	380,242	—	—	—	380,242
Equity
Total Legacy WeWork shareholders’ equity (deficit)	405,255	(7,673,785)	407,753	(813,008)	(7,673,785)
Noncontrolling interests	1,862	—	—	—	1,862

Total equity (deficit)	407,117	(7,673,785)	407,753	(813,008)	(7,671,923)

Total liabilities and equity	$25,325,198	$436,389	$407,755	$(813,008)	$25,356,334

Schedule Of Supplemental Income Statement
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED
SEPTEMBER 30, 2021
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Revenue	$661,031	$—	$—	$—	$661,031

Expenses:
Location operating expenses	752,493	—	—	—	752,493
Pre-opening location expenses	40,367	—	—	—	40,367
Selling, general and administrative expenses	233,863	65	—	—	233,928
Restructuring and other related costs	15,934	—	—	—	15,934
Impairment/(gain on sale) of goodwill, intangibles and other assets	87,541	—	—	—	87,541
Depreciation and amortization	170,816	—	—	—	170,816

Total expenses	1,301,014	65	—	—	1,301,079

Loss from operations	(639,983)	(65)	—	—	(640,048)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(809,798)	(809,798)	1,619,596	—
Income (loss) from equity method and other investments	5,096	—	—	—	5,096
Interest expense	(121,306)	—	—	—	(121,306)
Interest income	5,142	—	—	—	5,142
Foreign currency gain (loss)	(102,860)	1	—	—	(102,859)
Gain from change in fair value of related party financial instruments	—	7,462	—	—	7,462

Total interest and other income (expense), net	(213,928)	(802,335)	(809,798)	1,619,596	(206,465)

Pre-tax loss	(853,911)	(802,400)	(809,798)	1,619,596	(846,513)
Income tax benefit (provision)	2,251	—	—	—	2,251

Net loss	(851,660)	(802,400)	(809,798)	1,619,596	(844,262)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	42,130	—	—	—	42,130
Noncontrolling interest — equity	(268)	—	—	—	(268)

Net loss attributable to Legacy WeWork	$(809,798)	$(802,400)	$(809,798)	$1,619,596	$(802,400)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED
SEPTEMBER 30, 2020
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Revenue	$810,752	$—	$—	$—	$810,752

Expenses:
Location operating expenses	924,363	—	—	—	924,363
Pre-opening location expenses	60,741	—	—	—	60,741
Selling, general and administrative expenses	385,741	(122)	1,629	—	387,248
Restructuring and other related costs	18,964	—	—	—	18,964
Impairment/(gain on sale) of goodwill, intangibles and other assets	260,451	—	(6,826)	—	253,625
Depreciation and amortization	197,964	—	—	—	197,964

Total expenses	1,848,224	(122)	(5,197)	—	1,842,905

Loss from operations	(1,037,472)	122	5,197	—	(1,032,153)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(954,930)	(960,127)	1,915,057	—
Income (loss) from equity method and other investments	2,526	—	—	—	2,526
Interest expense	(92,956)	—	—	—	(92,956)
Interest income	4,151	—	—	—	4,151
Foreign currency gain (loss)	112,054	(5)	—	—	112,049
Gain from change in fair value of related party financial instruments	—	13,550	—	—	13,550
Loss on extinguishment of debt	(1,041)	—	—	—	(1,041)

Total interest and other income (expense), net	24,734	(941,385)	(960,127)	1,915,057	38,279

Pre-tax loss	(1,012,738)	(941,263)	(954,930)	1,915,057	(993,874)
Income tax benefit (provision)	(5,586)	—	—	—	(5,586)

Net loss	(1,018,324)	(941,263)	(954,930)	1,915,057	(999,460)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	39,461	—	—	—	39,461
Noncontrolling interest — equity	18,736	—	—	—	18,736

Net loss attributable to Legacy WeWork	$(960,127)	$(941,263)	$(954,930)	$1,915,057	$(941,263)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2021
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Revenue	$1,852,362	$—	$—	$—	$1,852,362

Expenses:
Location operating expenses	2,351,305	—	—	—	2,351,305
Pre-opening location expenses	117,206	—	—	—	117,206
Selling, general and administrative expenses	732,887	542	1		733,430
Restructuring and other related costs	482,096	(117)	—	—	481,979
Impairment/(gain on sale) of goodwill, intangibles and other assets	629,126	—	—	—	629,126
Depreciation and amortization	535,157	—	—	—	535,157

Total expenses	4,847,777	425	1	—	4,848,203

Loss from operations	(2,995,415)	(425)	(1)	—	(2,995,841)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(3,379,815)	(3,378,584)	6,758,399	—
Income (loss) from equity method and other investments	(19,414)	—	—	—	(19,414)
Interest expense	(339,134)	—	—	—	(339,134)
Interest income	14,597	—	—	—	14,597
Foreign currency gain (loss)	(140,784)	—	—	—	(140,784)
Gain from change in fair value of related party financial instruments	—	(343,360)	—	—	(343,360)

Total interest and other income (expense), net	(484,735)	(3,723,175)	(3,378,584)	6,758,399	(828,095)

Pre-tax loss	(3,480,150)	(3,723,600)	(3,378,585)	6,758,399	(3,823,936)
Income tax benefit (provision)	(3,801)	—	(1,230)	—	(5,031)

Net loss	(3,483,951)	(3,723,600)	(3,379,815)	6,758,399	(3,828,967)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	106,250	—	—	—	106,250
Noncontrolling interest — equity	(883)	—	—	—	(883)

Net loss attributable to Legacy WeWork	$(3,378,584)	$(3,723,600)	$(3,379,815)	$6,758,399	$(3,723,600)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2020
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Revenue	$2,749,369	$—	$—	$—	$2,749,369

Expenses:
Location operating expenses	2,729,165	—	—	—	2,729,165
Pre-opening location expenses	226,660	—	—	—	226,660
Selling, general and administrative expenses	1,308,022	2,698	1,629	—	1,312,349
Restructuring and other related costs	155,180	—	—	—	155,180
Impairment/(gain on sale) of goodwill, intangibles and other assets	862,524	—	(52,940)	—	809,584
Depreciation and amortization	588,120	—	—	—	588,120

Total expenses	5,869,671	2,698	(51,311)	—	5,821,058

Loss from operations	(3,120,302)	(2,698)	51,311	—	(3,071,689)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	—	(2,792,121)	(2,843,432)	5,635,553	—
Income (loss) from equity method and other investments	(44,585)	—	—	—	(44,585)
Interest expense	(231,046)	—	—	—	(231,046)
Interest income	12,893	—	—	—	12,893
Foreign currency gain (loss)	(37,931)	(5)	—	—	(37,936)
Gain (loss) from change in fair value of related party financial instruments	—	805,863	—	—	805,863
Foreign currency gain (loss)	(77,336)	—	—	—	(77,336)

Total interest and other income (expense), net	(378,005)	(1,986,263)	(2,843,432)	5,635,553	427,853

Pre-tax loss	(3,498,307)	(1,988,961)	(2,792,121)	5,635,553	(2,643,836)
Income tax benefit (provision)	(21,701)	—	—	—	(21,701)

Net loss	(3,520,008)	(1,988,961)	(2,792,121)	5,635,553	(2,665,537)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	643,224	—	—	—	643,224
Noncontrolling interest — equity	33,352	—	—	—	33,352

Net loss attributable to Legacy WeWork	$(2,843,432)	$(1,988,961)	$(2,792,121)	$5,635,553	$(1,988,961)

Schedule of Cash Flow
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2021
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Cash Flows from Operating Activities:
Net loss	$(3,483,951)	$(3,723,600)	$(3,379,815)	$6,758,399	$(3,828,967)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	535,157	—	—	—	535,157
Impairment/(gain on sale) of goodwill, intangibles and other assets	629,126	—	—	—	629,126
Non-cash transaction with principal shareholder	428,289	—	—	—	428,289
Stock-based compensation expense	164,023	—	—	—	164,023
Issuance of stock for services rendered, net of forfeitures	(2,272)	—	—	—	(2,272)
Non-cash interest expense	157,787	—	—	—	157,787
Provision for allowance for doubtful accounts	20,033	—	—	—	20,033
Equity income (loss) from consolidated subsidiaries	—	3,379,815	3,378,584	(6,758,399)	—
(Income) loss from equity method and other investments	19,414	—	—	—	19,414
Distribution of income from equity method and other investments	3,210				3,210
Foreign currency (gain) loss	140,784	—	—	—	140,784
Change in fair value of financial instruments	—	343,360	—		343,360
Changes in operating assets and liabilities:
Operating lease right-of-use assets	1,161,406	—	—	—	1,161,406
Current and long-term lease obligations	(1,252,360)	—	—	—	(1,252,360)
Accounts receivable and accrued revenue	(10,624)	—	—	—	(10,624)
Other assets	(38,736)	—	1,230	—	(37,506)
Accounts payable and accrued expenses	43,530	(10,564)	(5)	—	32,961
Deferred revenue	(38,279)	—	—	—	(38,279)
Other liabilities	(9,216)	2,839	—	—	(6,377)
Deferred income taxes	1,720	—	—	—	1,720
Advances to/from consolidated subsidiaries	(7,232)	7,226	6	—	—

Net cash provided by (used in) operating activities	(1,538,191)	(924)	—	—	(1,539,115)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2021
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Cash Flows from Investing Activities:
Purchases of property and equipment	(202,589)	—	—	—	(202,589)
Capitalized software	(29,433)	—	—	—	(29,433)
Change in security deposits with landlords	3,778	—	—	—	3,778
Proceeds from asset divestitures and sale of investments, net of cash divested	10,832	—		—	10,832
Contributions to investments	(26,704)	—	—	—	(26,704)

Net cash provided by (used in) investing activities	(244,116)	—	—	—	(244,116)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases	(3,397)	—	—	—	(3,397)
Proceeds from unsecured related party debt	1,000,000	—	—	—	1,000,000
Proceeds from LC Debt Facility	698,705				698,705
Repayments of debt	(349,011)	—	—	—	(349,011)
Repayments of security deposit loan	(7,942)	—	—	—	(7,942)
Proceeds from exercise of stock options and warrants	1,104	1,313	—	—	2,417
Proceeds from issuance of noncontrolling interests	30,000	—	—	—	30,000
Payments for contingent consideration and holdback of acquisition proceeds	(2,523)	—	—	—	(2,523)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds	12,177				12,177
Additions to members’ service retainers	330,358	—	—	—	330,358
Refunds of members’ service retainers	(291,828)	—	—	—	(291,828)

Net cash provided by (used in) financing activities	1,417,643	1,313	—	—	1,418,956
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(1,359)	—	—	—	(1,359)

Net increase (decrease) in cash, cash equivalents and restricted cash	(366,023)	389		—	(365,634)
Cash, cash equivalents and restricted cash—Beginning of period	854,149	4	—	—	854,153

Cash, cash equivalents and restricted cash—End of period	$488,126	$393	$—	$—	$488,519

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2020
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Cash Flows from Operating Activities:
Net loss	(3,520,008)	$(1,988,961)	$(2,792,121)	$5,635,553	$(2,665,537)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	588,120	—	—	—	588,120
Impairment of property and equipment	3,541	—	—	—	3,541
Impairment/(gain on sale) of goodwill, intangibles and other assets	862,524	—	(52,940)	—	809,584
Loss on extinguishment of debt	77,336	—	—		77,336
Stock-based compensation expense	55,865	—	—	—	55,865
Cash paid to settle employee stock awards	(3,141)	—	—	—	(3,141)
Issuance of stock for services rendered	14,995	—	—	—	14,995
Non-cash interest expense	119,603	—	—	—	119,603
Provision for allowance for doubtful accounts	53,549	—	—	—	53,549
Equity income (loss) from consolidated subsidiaries	—	2,792,121	2,843,432	(5,635,553)	—
(Income) loss from equity method and other investments	44,585	—	—	—	44,585
Foreign currency (gain) loss	37,931	5	—	—	37,936
Change in fair value of financial instruments	—	(805,863)	—		(805,863)
Contingent consideration fair market value adjustment	(122)	—	—	—	(122)
Changes in operating assets and liabilities:
Operating lease right-of-use assets	646,995	—	—	—	646,995
Current and long-term lease obligations	724,205	—	—	—	724,205
Accounts receivable and accrued revenue	(46,425)	—	—	—	(46,425)
Other assets	(48,651)		—	—	(48,651)
Accounts payable and accrued expenses	(46,834)	(47,014)	1,620	—	(92,228)
Deferred revenue	61,489	—	—	—	61,489
Other liabilities	6,468	—	—	—	6,468
Advances to/from consolidated subsidiaries	(49,841)	49,832	9	—	—

Net cash provided by (used in) operating activities	(417,816)	120	—	—	(417,696)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,252,833)	—	—	—	(1,252,833)
Capitalized software	(18,538)	—	—	—	(18,538)
Change in security deposits with landlords	(3,094)	—	—	—	(3,094)
Proceeds from asset divestitures and sale of investments, net of cash divested	1,047,444	—	123,322	—	1,170,766
Sale/distribution of acquisitions among consolidated subsidiaries	123,322	—	(123,322)	—	—
Contributions to investments	(93,357)	—	—	—	(93,357)

Net cash provided by (used in) investing activities	(197,056)	—	—	—	(197,056)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 2020
(UNAUDITED)

(Amounts in thousands)	WeWork Companies LLC & Subsidiaries (Consolidated)	Legacy WeWork (Standalone)	Other Subsidiaries (Combined)	Eliminations	Legacy WeWork Consolidated
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases	(2,959)	—	—	—	(2,959)
Proceeds from issuance of debt	34,309	—	—	—	34,309
Proceeds from unsecured related party debt	600,000	—	—	—	600,000
Repayments of debt	(813,140)	—	—	—	(813,140)
Debt and equity issuance costs	(11,578)	—	—	—	(11,578)
Proceeds from exercise of stock options and warrants	149	—	—	—	149
Proceeds from issuance of noncontrolling interests	100,628	—	—	—	100,628
Distribution to noncontrolling interests	(317,611)	—	—	—	(317,611)
Payments for contingent consideration and holdback of acquisition proceeds	(35,706)	—	—	—	(35,706)
Additions to members’ service retainers	305,432	—	—	—	305,432
Refunds of members’ service retainers	(455,530)	—	—	—	(455,530)

Net cash provided by (used in) financing activities	(596,006)	—	—	—	(596,006)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(4,301)	—	—	—	(4,301)

Net increase (decrease) in cash, cash equivalents and restricted cash	(1,215,179)	120	—	—	(1,215,059)
Cash, cash equivalents and restricted cash—Beginning of period	2,200,687	1	—	—	2,200,688

Cash, cash equivalents and restricted cash—End of period	$985,508	$121	$—	$—	$985,629